Basis of Presentation and Summary of Significant Accounting Policies (Estimated Useful Lives Of Property, Plant And Equipment) (Detail)	12 Months Ended
Dec. 31, 2016
Gathering systems and pipelines and related assets | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Gathering systems and pipelines and related assets | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Facilities and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Facilities and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Buildings, land, rights-of-way, storage rights and easements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Buildings, land, rights-of-way, storage rights and easements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Office furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Office furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years